Financial Instruments Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Other Comprehensive Income [Abstract]
Interest rate agreements fair value		$ (99,029)	$ (71,003)
Forward commodity contracts fair value		(11,662)	(49,211)
Interest rate agreements		347	542
Forward commodity contracts		32,117	25,448
Total other comprehensive income (loss) from hedging, net of tax	[1]	(78,227)	(94,224)
Expected Earnings [Line Items]
FY2017		(4,430)
FY2018		(1,210)
FY2019		(1,087)
FY2020		(724)
FY2021		(696)
Thereafter		(15,139)
Cash Flow Hedge Gain (Loss) To Be Reclassiflied, Total	[2]	(23,286)
Interest Rate Contract [Member]
Other Comprehensive Income [Abstract]
Total other comprehensive income (loss) from hedging, net of tax		(98,682)	(70,461)	$ (56,287)
Expected Earnings [Line Items]
FY2017		(447)
FY2018		(649)
FY2019		(673)
FY2020		(698)
FY2021		(698)
Thereafter		(15,139)
Cash Flow Hedge Gain (Loss) To Be Reclassiflied, Total	[2]	(18,304)
Commodity Contract [Member]
Other Comprehensive Income [Abstract]
Total other comprehensive income (loss) from hedging, net of tax		20,455	$ (23,763)	$ 2,802
Expected Earnings [Line Items]
FY2017		(3,983)
FY2018		(561)
FY2019		(414)
FY2020		(26)
FY2021		2
Thereafter		0
Cash Flow Hedge Gain (Loss) To Be Reclassiflied, Total	[2]	$ (4,982)

[1]	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.
[2]	Utilizing an income tax rate ranging from approximately 37 percent to 39 percent based on the effective rates in each taxing jurisdiction.